F. LEASES (Details - Sublease Rental Income) $ in Thousands	Jun. 25, 2017 USD ($)
Sublease Rental Income
2018	$ 187
2019	162
2020	168
2021	174
2022	175
Thereafter	350
Total	$ 1,216